Revenue Recognition - Schedule of Revenues Geographic Breakdown (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total Revenue	$ 1,477	$ 4,580	$ 4,625	$ 14,638	$ 19,806	$ 23,335
United States [Member]
Total Revenue	1,420	4,420	4,390	14,144
Canada [Member]
Total Revenue	$ 57	$ 160	$ 235	$ 494